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
PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                                                                                       PRODUCT FORM #
PRODUCT NAME                                                       NATIONAL                       NEW YORK
  RIVERSOURCE(R) SINGLE PREMIUM VARIABLE LIFE                      S-6199 K (5/08)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/                       S-6418 K (5/08)                S-6419 L (5/08)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV -- ESTATE SERIES
  RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURANCE             S-6196 W (5/08)                S-6185 R (5/08)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                 S-6194 AJ 5/08)                S-6171 AK (5/08)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                       S-6189 M (5/08)                S-6211 K (5/08)
  RIVERSOURCE(R) SUCCESSION SELECT VARIABLE LIFE INSURANCE         S-6202 L (5/08)                S-6203 K (5/08)

The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectuses listed above. Please read it carefully and keep it with your variable life insurance policy prospectuses.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                          INVESTMENT OBJECTIVE AND POLICIES         INVESTMENT ADVISOR
                                   Long-term capital appreciation. Under     RiverSource Investments, LLC, adviser;
                                   normal market conditions, at least 80%    Barrow, Hanley, Mewhinney & Strauss,
                                   of the Fund's net assets will be          Inc., Denver Investment Advisors LLC,
                                   invested in small cap companies with      Donald Smith & Co., Inc., River Road
                                   market capitalization, at the time of     Asset Management, LLC and Turner
                                   investment, of up to $2.5 billion or      Investment Partners, Inc.,
                                   that fall within the range of the         subadvisers.
                                   Russell 2000(R) Value Index.
 RiverSource Partners Variable
 Portfolio -- Small Cap Value
 Fund

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6202-11 A (5/08)

*Destroy date: May 1, 2009